ACQUISITION OF CASINO EQUIPMENT AND RELATED TRANSACTIONS (Details) (USD $)	1 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2014 Officers Directors And Significant Shareholders [Member]	Apr. 23, 2014 Game Touch, LLC, Claudia Cifuentes Robles and Julios Kosta	Jun. 30, 2014 Scenario, Forecast [Member]	Jun. 30, 2014 Consultants [Member] Officers Directors And Significant Shareholders [Member]	Jun. 30, 2014 Consultants [Member] Two Shareholders Of Seller [Member]
Property, Plant and Equipment [Line Items]
Shares issued for casino equipment, shares				1,213,000	17,450,535
Stock split ratio	0.1				0.1
Annual lease payment					$ 700,000
Monthly lease payment					58,333
Lease term					5 years
Lease renewal term					5 years
Compensation commitment					1,235,000		370,000
Compensation commitment term					5 years		5 years
Shares issued for services, shares		4,500,000	17,000,000		19,977,980	17,000,000
Options cancelled		8,600,000			8,600,000
Payment per option		100
Shares issued for equipment, shares				1,213,000	17,450,535
Agreed upon value of equipment				$ 135,856